Allowance for credit losses off balance sheet positions (Detail) - Allowance for credit losses off balance sheet positions [Member] € in Millions	6 Months Ended
	Jun. 30, 2018 EUR (€)	[1]
Allowance Account for Credit Losses of Financial Assets [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year	€ (272)
Movements in financial assets including new business	4
Transfers due to changes in creditworthiness	0
Foreign exchange and other changes	(39)
Allowance off-balance sheet, end of year	(307)
Provision for Credit Losses excluding country risk	4	[2]
Stage 1 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year	(117)
Movements in financial assets including new business	16
Transfers due to changes in creditworthiness	(9)
Foreign exchange and other changes	(11)
Allowance off-balance sheet, end of year	(121)
Provision for Credit Losses excluding country risk	7	[2]
Stage 2 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year	(36)
Movements in financial assets including new business	(11)
Transfers due to changes in creditworthiness	9
Foreign exchange and other changes	(12)
Allowance off-balance sheet, end of year	(49)
Provision for Credit Losses excluding country risk	(1)	[2]
Stage 3 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year	(119)
Movements in financial assets including new business	(2)
Transfers due to changes in creditworthiness	0
Foreign exchange and other changes	(16)
Allowance off-balance sheet, end of year	(136)
Provision for Credit Losses excluding country risk	(2)	[2]
Stage 3 POCI [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year	0
Movements in financial assets including new business	0
Transfers due to changes in creditworthiness	0
Foreign exchange and other changes	0
Allowance off-balance sheet, end of year	0
Provision for Credit Losses excluding country risk	€ 0	[2]

[1]	Allowance for credit losses does not include allowance for country risk amounting to 4 million as of June 30, 2018
[2]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.